Share Capital and Warrants (Details) $ / shares in Units, $ in Millions, $ in Millions		1 Months Ended	12 Months Ended
	Sep. 20, 2023 CAD ($) shares	Sep. 20, 2023 CAD ($) shares	Dec. 31, 2023 CAD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 CAD ($) $ / shares shares	Dec. 31, 2021 CAD ($)	Oct. 18, 2021 $ / shares
Share Capital and Warrants [Line Items]
Shares outstanding			8,937,518	8,937,518
Warrants outstanding			312,500	312,500
Common shares			4,250,000	4,250,000
Converted shares	661,971		661,971	661,971
Shares cancelled			77,941	77,941
Cash consideration (in Dollars)	$ 25.5		$ 6.7	$ 5.0
Number of common shares	1	1
Warrants convertable			3,617,016	3,617,016
Expire of warrant			10 years	10 years
Stock based compensation (in Dollars) | $		$ 9.2	$ 9.8		$ 1.2
Share based compensation (in Dollars) | $
GRI common shares [Member]
Share Capital and Warrants [Line Items]
Price per share (in Dollars per share) | $ / shares					$ 0.01
Number of share acquire					2,983,866
Common shares	3,225,810		3,225,810	3,225,810
Converted shares	2,886,565		2,886,048	2,886,048
De-Spac Transaction [Member]
Share Capital and Warrants [Line Items]
Warrants outstanding	312,500
GreenFire Common Shares [Member] | Common Shares [Member]
Share Capital and Warrants [Line Items]
Common shares			43,690,534	43,690,534
Shares cancelled	339,245		339,245	339,245
New Greenfire Warrants [Member]
Share Capital and Warrants [Line Items]
Warrant			7,526,667	7,526,667
Performance of warrant			3,617,016	3,617,016
GRI Warrant [Member]
Share Capital and Warrants [Line Items]
Warrant outstanding	739,912	739,912	739,912	739,912
Bondholder warrants [Member]
Share Capital and Warrants [Line Items]
Shares outstanding					312,500
Percentage of right to purchase					25.00%
Price per share (in Dollars per share) | $ / shares							$ 0.01
Shares cancelled	77,941
GRI common shares [Member]
Share Capital and Warrants [Line Items]
Exchange ratio					9.55
GreenFire Common Shares [Member]
Share Capital and Warrants [Line Items]
Common shares	15,769,183
Greenfire [Member]
Share Capital and Warrants [Line Items]
Warrants convertable	3,617,016
Performance Warrants [Member]
Share Capital and Warrants [Line Items]
Cash consideration (in Dollars) | $		$ 4.5
Fair market value of Warrants (in Dollars) | $			$ 11.0